Related Party Balances and Transactions - Payment on behalf (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Nanjing Weibang Transmission Technology Co. Ltd [Member]
Related Party Transaction [Line Items]
Payment on behalf of related party	¥ 2,790